UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-10635

          BlackRock Strategic Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Bond Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Strategic Bond Trust (BHD)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—126.1%
			Corporate Bonds—118.8%
			Aerospace & Defense—6.7%
NR	$250		AAR Corp., 8.39%, 5/15/11	$ 252,500
			BE Aerospace, Inc.,
BB-	100		8.50%, 10/01/10	107,250
B	220		8.875%, 5/01/11	230,450
B	80		DRS Technologies, Inc., 7.625%, 2/01/18	81,000
BBB+	2,000		Lockheed Martin Corp., 8.50%, 12/01/29	2,691,140
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,084,770
BBB	650		Raytheon Co., 4.85%, 1/15/11	639,080
BB	350		Sequa Corp., 8.875%, 4/01/08	371,000
A+	1,000		United Technologies Corp., 6.35%, 3/01/11	1,054,840

				6,512,030

			Automotive—3.0%
BB+	60		ArvinMeritor, Inc., 8.75%, 3/01/12	59,550
A3	1,000		DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,075,410
CCC-	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	425,000
B-	80		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	78,600
CCC+	310	[2]	Metaldyne Corp., 10.00%, 11/01/13	284,425
			Navistar Intl. Corp.,
BB-	275		7.50%, 6/15/11	272,250
BB-	130		Ser. B, 6.25%, 3/01/12	121,550
B	70		Tenneco, Inc., 8.625%, 11/15/14	70,000
BB-	492		TRW Automotive, Inc., 9.375%, 2/15/13	535,050

				2,921,835

			Basic Materials—5.2%
B-	80	[3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	81,400
B-	2,175		Caraustar Industries, Inc., 9.875%, 4/01/11	2,297,344
B+	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	123,600
			Huntsman LLC,
B	99	[2]	11.50%, 7/15/12	113,603
BB-	50		11.625%, 10/15/10	57,250
BB	70		IMC Global, Inc., 10.875%, 6/01/08	77,875
CCC+	1,155 [2,3]		Innophos, Inc., 9.625%, 8/15/14	1,183,875
			Lyondell Chemical Co.,
BB+	177		9.50%, 12/15/08	185,629
BB+	130		10.50%, 6/01/13	147,225
B-	55		Nalco Co., 8.875%, 11/15/13	57,750
B3	310		NewPage Corp., 10.00%, 5/01/12	315,425
			Rhodia SA,
CCC+	235		8.875%, 6/01/11 (France)	241,462
B3	20		10.25%, 6/01/10 (France)	22,200
BBB	169		Weyerhaeuser Co., 6.125%, 3/15/07	170,879

				5,075,517

			Building & Development—2.3%
B-	75	[3]	Ahern Rentals, Inc., 9.25%, 8/15/13	78,750
BB+	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,050,000
B2	150	[3]	Compression Polymers Corp., 10.50%, 7/01/13	147,750
B-	775	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	732,375
B	200		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	212,000

				2,220,875

			Conglomerates—1.5%
A+	325		Honeywell Intl., Inc., 7.50%, 3/01/10	354,757
NR	1,132		Tyco Intl. Group, 6.375%, 2/15/06	1,132,521

				1,487,278

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—10.5%
B3	$90		ALH Finance LLC, 8.50%, 1/15/13	$ 86,287
BBB-	2,000		Autonation, Inc., 9.00%, 8/01/08	2,150,000
B+	2,000		Cenveo Corp., 9.625%, 3/15/12	2,150,000
B3	415		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	369,350
BBB+	1,000		General Mills, Inc., 5.125%, 2/15/07	1,000,530
B2	320		Gold Kist, Inc., 10.25%, 3/15/14	355,200
B-	580	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	556,800
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	383,800
B	270	[2]	Levi Strauss & Co., 9.28%, 4/01/12	276,750
B3	530		Movie Gallery, Inc., 11.00%, 5/01/12	397,500
B-	500		Pantry, Inc., 7.75%, 2/15/14	512,500
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	96,500
B-	500	[2,3]	Rite Aid Corp., 6.125%, 12/15/08	486,250
B	1,400		Sonic Automotive, Inc., 8.625%, 8/15/13	1,375,500

				10,196,967

			Containers & Packaging—1.1%
B1	400	[3]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	414,000
CCC+	75		Graham Packaging Co., Inc., 8.50%, 10/15/12	75,000
CCC+	395	[3]	Pregis Corp., 12.375%, 10/15/13	400,925
B+	180		Stone-Container Enterprises, Inc., 9.75%, 2/01/11	182,025

				1,071,950

			Ecological Services & Equipment—1.9%
BB-	265		Allied Waste NA, 5.75%, 2/15/11	253,075
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,578,750

				1,831,825

			Energy—15.5%
			ANR Pipeline Co.,
B	185		7.375%, 2/15/24	195,175
B	655		9.625%, 11/01/21	825,300
B2	420		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	432,075
B	130	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	136,825
BB	20	[3]	Chesapeake Energy Corp., 6.875%, 11/15/20	20,300
B-	270		Clayton Williams Energy, Inc., 7.75%, 8/01/13	265,275
			CMS Energy Corp.,
BB-	95		7.50%, 1/15/09	97,969
BB-	85		8.50%, 4/15/11	92,331
BB-	295		9.875%, 10/15/07	315,650
BB-	120		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	124,500
B	150	[3]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	151,500
A1	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,183,670
BBB+	1,000		Dominion Resources, Inc., 5.70%, 9/17/12	1,009,630
B2	470		Dresser, Inc., 9.375%, 4/15/11	494,087
BBB	250		DTE Energy Co., 7.05%, 6/01/11	267,980
B+	610	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	689,300
			El Paso Corp.,
B-	165		7.75%, 1/15/32	174,488
B-	205		7.80%, 8/01/31	214,737
B-	165	[3]	9.625%, 5/15/12	186,863
B-	100	[3]	10.75%, 10/01/10	113,500
B	175	[2]	El Paso Natural Gas Co., 8.375%, 6/15/32	203,437
B	40		Encore Acquisition Co., 7.25%, 12/01/17	40,300
B	250		Exco Resources, Inc., 7.25%, 1/15/11	253,750
BBB-	1,075		FirstEnergy Corp., 7.375%, 11/15/31	1,243,138
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	100	[3]	7.75%, 11/01/15	101,000
B	97	[3]	10.50%, 9/01/10	107,428
B-	195		KCS Energy, Inc., 7.125%, 4/01/12	195,487
			Midwest Generation LLC,
B+	562		8.56%, 1/02/16	616,955
B+	370		8.75%, 5/01/34	407,000

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			Mirant Americas Generation LLC,
B	$50		8.30%, 5/01/11	$ 51,375
B	110	[2]	8.50%, 10/01/21	112,475
B	230		9.125%, 5/01/31	245,525
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	138,900
			NRG Energy, Inc.,
B1	50		7.25%, 2/01/14	50,813
B1	300		7.375%, 2/01/16	305,625
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	273,435
B-	110	[3]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	117,150
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	158,550
			Progress Energy, Inc.,
Baa2	1,000		6.75%, 3/01/06	1,001,390
Baa2	1,000		7.75%, 3/01/31	1,195,300
B	30		Range Resources Corp., 6.375%, 3/15/15	30,000
			Reliant Energy, Inc.,
BB-	400		6.75%, 12/15/14	346,000
BB-	130		9.25%, 7/15/10	129,025
B2	400	[3]	Targa Resources, Inc., 8.50%, 11/01/13	416,000
BB+	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	32,625
B-	120	[3]	Verasun Energy Corp., 9.875%, 12/15/12	123,000
B2	60	[3]	Whiting Petroleum Corp., 7.00%, 2/01/14	60,300
BB	100		Williams Cos, Inc., 7.125%, 9/01/11	104,750

				15,051,888

			Entertainment & Leisure—4.5%
B3	200	[3]	AMC Entertainment, Inc., 11.00%, 2/01/16	199,500
B3	300	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	297,750
BB	195		MGM Mirage, 6.00%, 10/01/09	194,269
B	55		Poster Financial Group, Inc., 8.75%, 12/01/11	57,337
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,110,000
BBB-	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 ()	1,695,000
B+	70	[3]	San Pasqual Casino, 8.00%, 9/15/13	71,225
BB-	190	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	192,850
B+	565		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	550,875

				4,368,806

			Financial Institutions—25.9%
AA	185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	185,511
BB	230		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	232,875
A+	1,000		Bank One Corp., 6.50%, 2/01/06	999,870
Aa3	650	[2,3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	744,008
B	250		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	278,125
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	326,316
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12	2,150,000
B-	560	[3]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	562,800
AA+	3,000		Citigroup, Inc., 5.75%, 5/10/06	3,008,430
BB	590		Crum & Forster Holdings Corp., 10.375%, 6/15/13	623,925
B+	110	[3]	E*Trade Financial Corp., 7.375%, 9/15/13	112,475
			Fairfax Financial Holdings Ltd.,
BB	300		6.875%, 4/15/08 (Canada)	298,875
BB	200		7.75%, 4/26/12 (Canada)	189,000
			Ford Motor Credit Co.,
BB+	720		5.70%, 1/15/10	637,200
BB+	750		5.80%, 1/12/09	681,450
BB+	1,600	[2]	6.17%, 1/15/10	1,432,016
BB+	75		7.25%, 10/25/11	68,837
AAA	2,000		General Electric Cap. Corp., 3.45%, 7/16/07	1,959,620
AA	1,500		HSBC Bank USA, Inc., 3.875%, 9/15/09	1,439,985
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	227,813
AAA	850		KFW Intl. Finance, Inc., 5.25%, 6/28/06	851,147
A	325		MetLife, Inc., 6.125%, 12/01/11	341,435
B-	565	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	571,356

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
			Rainbow National Services LLC,
B2	$210	[3]	8.75%, 9/01/12	$ 224,700
B3	2,345	[3]	10.375%, 9/01/14	2,632,262
Caa1	655		Standard Aero Holdings, Inc., 8.25%, 9/01/14	537,100
NR	887	[2]	Structured Asset Receivable Trust, 1.649%, 1/21/10	888,268
AAA	1,000	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	978,910
B-	50	[2]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	50,250
Aa1	2,000		Wells Fargo & Co., 3.50%, 4/04/08	1,942,640
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,750

				25,232,949

			Health Care—5.7%
Ca	10	[2,4]	Curative Health Services, Inc., 10.75%, 5/01/11	6,500
B	170		Elan Finance PLC / Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	160,862
B	300	[2]	Insight Health Services Corp., 9.93%, 11/01/11	282,000
AA	1,000		Merck & Co., Inc., 4.375%, 2/15/13	946,080
B3	210		Select Medical Corp., 7.625%, 2/01/15	186,900
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,608,750
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	301,600
A-	1,000		WellPoint, Inc., 5.95%, 12/15/34	1,007,670
A	1,000		Wyeth, 6.50%, 2/01/34	1,085,520

				5,585,882

			Industrials—5.0%
B-	1,275		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,313,250
B-	595		ERICO Intl. Corp., 8.875%, 3/01/12	609,875
CCC+	550	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	532,125
B-	300		NationsRent Cos., Inc., 9.50%, 5/01/15	318,000
CCC+	700		Park-Ohio Industries, Inc., 8.375%, 11/15/14	616,000
B3	350	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	364,875
CCC+	440		Trimas Corp., 9.875%, 6/15/12	378,400
Caa1	775		United Rentals NA, Inc., 7.00%, 2/15/14	732,375

				4,864,900

			Media—11.4%
NR	1,000	[2,4]	Adelphia Communications Corp., 10.50%, 7/15/04	650,000
B-	165		Allbritton Communications Co., 7.75%, 12/15/12	165,619
CCC	230		American Media Operations, Inc., 10.25%, 5/01/09	211,600
BBB	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,127,500
BB-	100	[2]	Cablevision Systems Corp., 8.716%, 4/01/09	102,375
CCC-	1,675	[3]	CCH I Holdings LLC, 11.125%, 1/15/14	938,000
Caa1	280	[3]	CCH II LLC/CCH II Cap. Corp., 10.25%, 9/15/10	275,100
Caa1	365		Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
			10.25%, 9/15/10	358,612
BBB+	1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,047,145
BB-	200	[2]	Echostar DBS Corp., 7.78%, 10/01/08	205,250
B2	130	[3]	Network Communications, Inc., 10.75%, 12/01/13	131,950
BBB	1,500		News America, Inc., 6.20%, 12/15/34	1,461,780
B3	320		Nexstar Finance, Inc., 7.00%, 1/15/14	296,400
B2	500	[2,3]	Paxson Communications Corp., 7.777%, 1/15/12	497,500
			Primedia, Inc.,
B2	80		8.00%, 5/15/13	69,600
B2	270	[2]	10.124%, 5/15/10	261,225
B	990	[3]	RH Donnelley Corp., 8.875%, 1/15/16	999,900
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,142,510
CCC+	75	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	78,094
Caa1	370		Vertis, Inc., 10.875%, 6/15/09	361,675
BBB	85		Viacom, Inc., 6.625%, 5/15/11	88,932
Caa2	670		Young Broadcasting, Inc., 10.00%, 3/01/11	603,000

				11,073,767

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Real Estate—2.6%
BB	$860		American Real Estate Partners, 8.125%, 6/01/11	$ 898,700
A	500		ERP Operating LP, 6.95%, 3/02/11	537,240
B	1,000	[2]	Felcore Lodging LP, 9.00%, 6/01/11	1,100,000

				2,535,940

			Technology—4.6%
CCC	70		Amkor Technology, Inc., 5.00%, 3/15/07	66,714
B+	565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	555,112
B+	100	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	109,625
BB-	905		Lucent Technologies, Inc., 6.50%, 1/15/28	748,887
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	195		6.875%, 12/15/11 (Luxembourg)	191,100
Ba3	175	[2]	7.741%, 12/15/11 (Luxembourg)	175,875
B2	95		8.00%, 12/15/14 (Luxembourg)	91,438
CCC+	70	[3]	SS&C Technologies, Inc., 11.75%, 12/01/13	72,888
BB	50		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	50,750
			Sungard Data Systems, Inc.,
B-	450	[3]	9.125%, 8/15/13	468,000
B-	120	[2,3]	9.431%, 8/15/13	124,650
B-	480	[3]	10.25%, 8/15/15	483,600
B	950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	952,375
B-	360		UGS Corp., 10.00%, 6/01/12	389,700

				4,480,714

			Telecommunications—9.1%
CCC	120	[3]	Centennial Communications Corp., 10.00%, 1/01/13	123,600
BB-	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	199,500
B3	130	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	128,375
			Intelsat Ltd.,
Caa1	550		5.25%, 11/01/08 (Bermuda)	506,687
B2	50	[3]	8.50%, 1/15/13 (Bermuda)	50,063
B2	325	[3]	8.875%, 1/15/15 (Bermuda)	327,844
B2	295	[2,3]	9.609%, 1/15/12 (Bermuda)	300,900
BB-	30		Lucent Technologies, Inc., 6.45%, 3/15/29	25,350
B2	235		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	212,675
			Qwest Corp.,
BB+	340	[2,3]	7.741%, 6/15/13	364,650
BB+	200		7.875%, 9/01/11	212,000
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	90,100
Caa1	350		Rural Cellular Corp., 9.875%, 2/01/10	376,250
A	1,500		SBC Communications, Inc., 6.45%, 6/15/34	1,532,670
A-	1,000		Telecom Italia Cap., 4.95%, 9/30/14 (Luxembourg)	945,320
A+	2,000		Verizon New England, Inc., 6.50%, 9/15/11	2,054,280
A+	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,091,340
B+	250	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	268,125

				8,809,729

			Transportation—2.3%
BB-	125		American Airlines, Inc., 7.324%, 4/15/11	119,375
A-	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	580,070
B	475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	483,312
BB-	190	[3]	Hertz Corp., 8.875%, 1/01/14	196,175
B3	39		Horizon Lines LLC, 9.00%, 11/01/12	41,194
B+	90		OMI Corp., 7.625%, 12/01/13	92,025
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	321,750
B	410		Sea Containers Ltd., 10.50%, 5/15/12	408,975

				2,242,876

			Total Corporate Bonds	115,565,728

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		U.S. Government and Agency Securities—5.1%
	$410	U.S. Treasury Bonds, 5.375%, 2/15/31	$ 451,512
		U.S. Treasury Notes,
	1,010	2.50%, 5/31/06	1,003,374
	933	2.625%, 11/15/06	919,005
	810	4.125%, 8/15/10	797,599
	1,075	4.25%, 8/15/15	1,055,195
	710	4.75%, 5/15/14	720,096

		Total U.S. Government and Agency Securities	4,946,781

		Foreign Government Bond—1.3%
Baa1	1,000	United Mexican States, 8.125%, 12/30/19	1,225,000

		Supranational—0.9%
AAA	850	European Investment Bank, 4.875%, 9/06/06 (Luxembourg)	850,910

		Total investments —126.1% (cost $123,074,0495)	$ 122,588,419
		Liabilities in excess of other assets (including $29,471,032 in reverse repurchase
		agreements payable) —(26.1)%	(25,346,561)

		Net Assets—100%	$ 97,241,858

[1]	Using the higher of Standard and Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Rate shown is interest rate as of January 31, 2006.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 20.5% of its net assets, with a current market value of $19,914,677, in securities restricted as to resale.
[4]	Issuer is in default and/or bankruptcy.
[5]	Cost for Federal income tax purposes is $123,100,985. The net unrealized depreciation on a tax basis is $512,566, consisting of $2,940,550 gross unrealized appreciation and $3,453,116 gross unrealized depreciation.

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Bond Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006